Inventory (Tables)	12 Months Ended
Sep. 30, 2019
Inventory
Schedule of inventory

	September 30,	September 30,
	2019	2018

Raw materials	$1,415,226	$1,742,005
Packaging materials	31,829	65,966
Finished goods	12,192	172
Total	$1,459,247	$1,808,143